UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     August 02, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $1,260,263 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108    83471  2914500 SH       SOLE                  2914500        0        0
AON CORP                       COM              037389103    42632  1148500 SH       SOLE                  1148500        0        0
BALL CORP                      COM              058498106     9589   181500 SH       SOLE                   181500        0        0
BERKLEY W R CORP               COM              084423102    27558  1041500 SH       SOLE                  1041500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    45549  2391000 SH       SOLE                  2391000        0        0
DOLLAR TREE INC                COM              256746108    13126   315300 SH       SOLE                   315300        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    37839  1012000 SH       SOLE                  1012000        0        0
DRESSER-RAND GROUP INC         COM              261608103    31910  1011400 SH       SOLE                  1011400        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     7814   530500 SH       SOLE                   530500        0        0
FIRST CASH FINL SVCS INC       COM              31942D107     7900   362400 SH       SOLE                   362400        0        0
FISERV INC                     COM              337738108    47327  1036500 SH       SOLE                  1036500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    74099  1609100 SH       SOLE                  1609100        0        0
INTEL CORP                     COM              458140100     5158   265200 SH       SOLE                   265200        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     8973   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    20308   755800 SH       SOLE                   755800        0        0
KBR INC                        COM              48242W106    60461  2972519 SH       SOLE                  2972519        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    14377   190800 SH       SOLE                   190800        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    39316  1998800 SH       SOLE                  1998800        0        0
MARINER ENERGY INC             COM              56845T305    51844  2413600 SH       SOLE                  2413600        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    27088   491800 SH       SOLE                   491800        0        0
MEDTRONIC INC                  COM              585055106     4352   120000 SH       SOLE                   120000        0        0
NALCO HOLDING COMPANY          COM              62985Q101    33354  1630200 SH       SOLE                  1630200        0        0
ORACLE CORP                    COM              68389X105    42877  1998000 SH       SOLE                  1998000        0        0
PRECISION CASTPARTS CORP       COM              740189105   165139  1604533 SH       SOLE                  1604533        0        0
RAYTHEON CO                    COM NEW          755111507    66536  1375000 SH       SOLE                  1375000        0        0
RLI CORP                       COM              749607107    22296   424600 SH       SOLE                   424600        0        0
SEACOR HOLDINGS INC            COM              811904101    41414   586100 SH       SOLE                   586100        0        0
SMITH INTL INC                 COM              832110100    85722  2276800 SH       SOLE                  2276800        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    18145   952000 SH       SOLE                   952000        0        0
STANCORP FINL GROUP INC        COM              852891100    13832   341200 SH       SOLE                   341200        0        0
STRAYER ED INC                 COM              863236105     6881    33100 SH       SOLE                    33100        0        0
STRYKER CORP                   COM              863667101    34016   679500 SH       SOLE                   679500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     9680   518500 SH       SOLE                   518500        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6949   244700 SH       SOLE                   244700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     4406   120600 SH       SOLE                   120600        0        0
WELLPOINT INC                  COM              94973V107    48325   987642 SH       SOLE                   987642        0        0